INVESTMENTS	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
INVESTMENTS

The Company from time to time acquires interest in various corporate entities for investment purposes.

In March 2019, the Company entered into a strategic partnership with Orchid Ventures (“Orchid”). Under the terms of the partnership, Indus secured the exclusive sales and distribution rights to Orchid’s line of Orchid Essentials vape devices in California. In addition, Indus acquired an interest in Orchid for $1,500 during Orchid’s RTO financing round. The Company’s investment in Orchid is accounted for in accordance with ASC 321 and classified as Level 1 in the fair value hierarchy. The Company adjusted its carrying value based on the share price at the balance sheet date, recognizing an unrecognized gain of $73 in its Statements of Operations for the year ended December 31, 2020.

In October 2018, the Company contributed 77,689 shares of Series B preferred shares at a value of $350, to a joint venture arrangement with Dametra LLC, in which each partner has 50% ownership. Under the arrangement Indus is the exclusive manufacturer and distributor of Canna Stripe branded products in the state of California. The investment was accounted for in accordance with ASC 323. In 2019, due to the highly competitive gummy product market, the Company determined that the carrying value of the investment was nominal and a ($350) loss was recognized. In November 2020, the Company acquired the Dametra LLC 50% ownership through the issuance of 150 thousand subordinate voting shares with a market value of $170.

In the fourth quarter of 2018, the Company acquired an interest for $148 in a long-standing business partner who creates and markets cannabis brands. The business partner was acquired by Green Thumb Industries in February 2019. The Company’s investment in Green Thumb Industries is accounted for in accordance with ASC 321. The Company sold approximately 66% and the remaining 34% of its interests in 2019 and 2020, respectively, recognizing a realized gain of $476 and $656 in 2019 and 2020, respectively.

The Company issued 325 shares of common stock valued at $650 in exchange for shares in Haight & Ashbury Corp, a technology company developing an e-commerce platform. Due to the lack of extensive roll out of the e-commerce platform with brands and dispensaries within California and in other states, the Company determined that the carrying value of the investment was nominal. As such, a ($650) loss was recognized in 2019.